Debt Obligations Debt Instruments (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
ETP [Member]
Senior note interest rate	6.50%
Debt instrument maturity date	May 15, 2021
Deferred Finance Costs, Noncurrent, Net	$ 132	$ 147
Transwestern [Member]
Deferred Finance Costs, Noncurrent, Net	1	2
Sunoco Logistics [Member]
Deferred Finance Costs, Noncurrent, Net	$ 34	$ 32
4.25% Senior Notes due April 1, 2024 | Sunoco Logistics [Member]
Senior note interest rate	4.25%
Debt instrument maturity date	Apr. 01, 2024
5.95% Senior Notes due December 1, 2025 | Sunoco Logistics [Member]
Senior note interest rate	5.95%
Debt instrument maturity date	Dec. 01, 2025
3.90% Senior Notes due July 15, 2026 | Sunoco Logistics [Member]
Senior note interest rate	3.90%
Debt instrument maturity date	Jul. 15, 2026
6.85% Senior Notes due February 15, 2040 | Sunoco Logistics [Member]
Senior note interest rate	6.85%
Debt instrument maturity date	Feb. 15, 2040
5.30% Senior Notes due April 1, 2044 | Sunoco Logistics [Member]
Senior note interest rate	5.30%
Debt instrument maturity date	Apr. 01, 2044
5.35% Senior Notes due May 15, 2045 | Sunoco Logistics [Member]
Senior note interest rate	5.35%
Debt instrument maturity date	May 15, 2045
6.125% Senior Notes due February 15, 2017 | ETP [Member]
Senior note interest rate	6.125%
Debt instrument maturity date	Feb. 15, 2017
2.50% Senior Notes due June 15, 2018 | ETP [Member]
Senior note interest rate	2.50%
Debt instrument maturity date	Jun. 15, 2018
6.70% Senior Notes due July 1, 2018 | ETP [Member]
Senior note interest rate	6.70%
Debt instrument maturity date	Jul. 01, 2018
9.70% Senior Notes due March 15, 2019 | ETP [Member]
Senior note interest rate	9.70%
Debt instrument maturity date	Mar. 15, 2019
9.00% Senior Notes due April 15, 2019 | ETP [Member]
Senior note interest rate	9.00%
Debt instrument maturity date	Apr. 15, 2019
5.75% Senior Notes due September 1, 2020 | ETP [Member]
Senior note interest rate	5.75%
Debt instrument maturity date	Sep. 01, 2020
4.15% Senior Notes due October 1, 2020 [Member] | ETP [Member]
Senior note interest rate	4.15%
Debt instrument maturity date	Oct. 01, 2020
4.65% Senior Notes due June 1, 2021 | ETP [Member]
Senior note interest rate	4.65%
Debt instrument maturity date	Jun. 01, 2021
5.20% Senior Notes due February 1, 2022 | ETP [Member]
Senior note interest rate	5.20%
Debt instrument maturity date	Feb. 01, 2022
5.875% Senior Notes due March 1, 2022 | ETP [Member]
Senior note interest rate	5.875%
Debt instrument maturity date	Mar. 01, 2022
5.00% Senior Notes due October 1, 2022 | ETP [Member]
Senior note interest rate	5.00%
Debt instrument maturity date	Oct. 01, 2022
3.60% Senior Notes due February 1, 2023 | ETP [Member]
Senior note interest rate	3.60%
Debt instrument maturity date	Feb. 01, 2023
5.50% Senior Notes due April 15, 2023 | ETP [Member]
Senior note interest rate	5.50%
Debt instrument maturity date	Apr. 15, 2023
4.50% Senior Notes due November 1, 2023 | ETP [Member]
Senior note interest rate	4.50%
Debt instrument maturity date	Nov. 01, 2023
4.90% Senior Notes due February 1, 2024 | ETP [Member]
Senior note interest rate	4.90%
Debt instrument maturity date	Feb. 01, 2024
7.60% Senior Notes due February 1, 2024 | ETP [Member]
Senior note interest rate	7.60%
Debt instrument maturity date	Feb. 01, 2024
7.60% Senior Notes due February 1, 2024 | Panhandle [Member]
Senior note interest rate	7.60%
Debt instrument maturity date	Feb. 01, 2024
4.05% Senior Notes due March 15, 2025 | ETP [Member]
Senior note interest rate	4.05%
Debt instrument maturity date	Mar. 15, 2025
4.75% Senior Notes due January 15, 2026 | ETP [Member]
Senior note interest rate	4.75%
Debt instrument maturity date	Jan. 15, 2026
8.25% Senior Notes due November 15, 2029 | ETP [Member]
Senior note interest rate	8.25%
Debt instrument maturity date	Nov. 15, 2029
8.25% Senior Notes due November 15, 2029 | Panhandle [Member]
Senior note interest rate	8.25%
Debt instrument maturity date	Nov. 14, 2029
6.625% Senior Notes due October 15, 2036 | ETP [Member]
Senior note interest rate	6.625%
Debt instrument maturity date	Oct. 15, 2036
4.90% Senior Notes due March 15, 2035 | ETP [Member]
Senior note interest rate	4.90%
Debt instrument maturity date	Mar. 15, 2035
7.50% Senior Notes due July 1, 2038 | ETP [Member]
Senior note interest rate	7.50%
Debt instrument maturity date	Jul. 01, 2038
6.05% Senior Notes due June 1, 2041 | ETP [Member]
Senior note interest rate	6.05%
Debt instrument maturity date	Jun. 01, 2041
6.50% Senior Notes due February 1, 2042 | ETP [Member]
Senior note interest rate	6.50%
Debt instrument maturity date	Feb. 01, 2042
5.15% Senior Notes due February 1, 2043 | ETP [Member]
Senior note interest rate	5.15%
Debt instrument maturity date	Feb. 01, 2043
5.95% Senior Notes due October 1, 2043 | ETP [Member]
Senior note interest rate	5.95%
Debt instrument maturity date	Oct. 01, 2043
5.15% Senior Notes due March 15, 2045 | ETP [Member]
Senior note interest rate	5.15%
Debt instrument maturity date	Mar. 15, 2045
6.125% Senior Notes due December 15, 2045 | ETP [Member]
Senior note interest rate	6.125%
Debt instrument maturity date	Dec. 15, 2045
Floating Rate Junior Subordinated Notes due November 1, 2066 | ETP [Member]
Debt instrument maturity date	Nov. 01, 2066
Floating Rate Junior Subordinated Notes due November 1, 2066 | Panhandle [Member]
Debt instrument maturity date	Nov. 01, 2066
Debt Instrument, Interest Rate, Effective Percentage	3.77%
ETP $3.75 billion Revolving Credit Facility due November 2019 | ETP [Member]
Weighted average interest rate on the total amount outstanding	2.20%
ETP $3.75 billion Revolving Credit Facility due November 2019 | ETP [Member]
Debt instrument maturity date	Oct. 27, 2019
5.54% Senior Notes due November 17, 2016 | Transwestern [Member]
Senior note interest rate	5.54%
Debt instrument maturity date	Nov. 17, 2016
5.64% Senior Notes due May 24, 2017 | Transwestern [Member]
Senior note interest rate	5.64%
Debt instrument maturity date	May 24, 2017
5.36% Senior Notes due December 9, 2020 | Transwestern [Member]
Senior note interest rate	5.36%
Debt instrument maturity date	Dec. 09, 2020
5.89% Senior Notes due May 24, 2022 | Transwestern [Member]
Senior note interest rate	5.89%
Debt instrument maturity date	May 24, 2022
5.66% Senior Notes due December 9, 2024 | Transwestern [Member]
Senior note interest rate	5.66%
Debt instrument maturity date	Dec. 09, 2024
6.16% Senior Notes due May 24, 2037 | Transwestern [Member]
Senior note interest rate	6.16%
Debt instrument maturity date	May 24, 2037
6.20% Senior Notes due November 1, 2017 | Panhandle [Member]
Senior note interest rate	6.20%
Debt instrument maturity date	Nov. 01, 2017
7.00% Senior Notes due June 15, 2018 | Panhandle [Member]
Senior note interest rate	7.00%
Debt instrument maturity date	Jun. 15, 2018
8.125% Senior Notes due June 1, 2019 | Panhandle [Member]
Senior note interest rate	8.125%
Debt instrument maturity date	Jun. 01, 2019
7.00% Senior Notes due July 15, 2029 | Panhandle [Member]
Senior note interest rate	7.00%
Debt instrument maturity date	Jul. 15, 2029
6.125% Senior Notes due May 15, 2016 | Sunoco Logistics [Member]
Senior note interest rate	6.125%
Debt instrument maturity date	May 15, 2016
5.50% Senior Notes due February 15, 2020 | Sunoco Logistics [Member]
Senior note interest rate	5.50%
Debt instrument maturity date	Feb. 15, 2020
4.40% Senior Notes due April 1, 2021 | Sunoco Logistics [Member]
Senior note interest rate	4.40%
Debt instrument maturity date	Apr. 01, 2021
4.65% Senior Notes due February 15, 2022 | Sunoco Logistics [Member]
Senior note interest rate	4.65%
Debt instrument maturity date	Feb. 15, 2022
3.45% Senior Notes due January 15, 2023 | Sunoco Logistics [Member]
Senior note interest rate	3.45%
Debt instrument maturity date	Jan. 15, 2023
6.10% Senior Notes due February 15, 2042 | Sunoco Logistics [Member]
Senior note interest rate	6.10%
Debt instrument maturity date	Feb. 15, 2042
4.95% Senior Notes due January 15, 2043 | Sunoco Logistics [Member]
Senior note interest rate	4.95%
Debt instrument maturity date	Jan. 15, 2043
5.75% Senior Notes due January 15, 2017 | Sunoco [Member]
Senior note interest rate	5.75%
Debt instrument maturity date	Jan. 15, 2017
9.00% Debentures due November 1, 2024 | Sunoco [Member]
Senior note interest rate	9.00%
Debt instrument maturity date	Nov. 01, 2024